PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at December 31, 2017 and 2016 consisted of the following:

	December 31, 2017	December 31, 2016
	USD	USD
Buildings	41,669,081	34,131,032
Machinery and equipment	41,102,242	52,467,764
Furniture, fixtures, office equipment and vehicles	9,980,062	7,843,567
Total property, plant and equipment, gross	92,751,385	94,442,363
Accumulated depreciation	(33,862,836)	(39,315,011)
Total property, plant and equipment, net	58,888,549	55,127,352
Construction in progress	105,226,787	61,825,470
Prepayment for property, plant and equipment	2,697,413	15,139,101
Property, plant and equipment, net	166,812,749	132,091,923